UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2006
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California November 14, 2006

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$52,497
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              COM              00724F101     2905 77538.000SH       SOLE                77538.000
AFLAC INC                      COM              001055102     2388 52180.979SH       SOLE                52180.979
ALTRIA GROUP INC               COM              022095103      536 7000.000 SH       SOLE                 7000.000
AMERICAN CENTURY EQUITY FUND   COM              025076100      135 15505.494SH       SOLE                15505.494
CANADIAN NATIONAL RAILWAY CO   COM              136375102     3190 76057.238SH       SOLE                76057.238
CERNER CORP                    COM              156782104     2701 59500.000SH       SOLE                59500.000
CHEVRON CORP                   COM              166764100     2791 43031.357SH       SOLE                43031.357
CISCO SYSTEMS INC              COM              17275R102     1633 71047.000SH       SOLE                71047.000
CONOCOPHILLIPS                 COM              20825C104     2240 37630.852SH       SOLE                37630.852
EXXON MOBIL CORP               COM              30231G102      444 6615.000 SH       SOLE                 6615.000
GENERAL ELECTRIC               COM              369604103      216 6119.000 SH       SOLE                 6119.000
INTEL CORP                     COM              458140100     2002 97319.408SH       SOLE                97319.408
JOHNSON & JOHNSON              COM              478160104     2813 43311.196SH       SOLE                43311.196
LABORATORY CORP OF AMERICA     COM              50540r409     4144 63200.000SH       SOLE                63200.000
MEDIMMUNE INC                  COM              584699102     1260 43060.000SH       SOLE                43060.000
MICROSOFT CORP                 COM              594918104     1865 68187.620SH       SOLE                68187.620
PG&E CORP                      COM              69331C108      339 8136.000 SH       SOLE                 8136.000
PRUDENTIAL FINANCIAL INC       COM              744320102     3182 41725.000SH       SOLE                41725.000
SLM CORP                       COM              78442P106     2694 51819.711SH       SOLE                51819.711
SUN MICROSYSTEMS INC           COM              866810104      467 94410.000SH       SOLE                94410.000
TARGET CORP                    COM              87612E106     3341 60467.347SH       SOLE                60467.347
WATERS CORPORATION             COM              941848103     2340 51675.000SH       SOLE                51675.000
WELLPOINT INC                  COM              94973V107     2919 37880.000SH       SOLE                37880.000
WELLS FARGO & COMPANY          COM              949746101      632 17470.000SH       SOLE                17470.000
WHOLE FOODS MARKET INC         COM              966837106     2435 40974.202SH       SOLE                40974.202
XTO ENERGY INC                 COM              98385X106     2887 68525.000SH       SOLE                68525.000